Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

Results for the years ended	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustment	SLF Inc. (consolidated)
December 31, 2018
Revenue	$361	$22,619	$4,453	$(436)	$26,997
Shareholders' net income (loss)	$2,616	$2,036	$382	$(2,418)	$2,616
December 31, 2017
Revenue	$441	$23,421	$7,022	$(1,550)	$29,334
Shareholders' net income (loss)	$2,242	$1,577	$427	$(2,004)	$2,242

Assets and liabilities as at	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustment	SLF Inc. (consolidated)
December 31, 2018
Invested assets	$24,255	$143,040	$6,991	$(22,560)	$151,726
Total other general fund assets	$4,088	$21,958	$10,389	$(19,396)	$17,039
Investments for account of segregated fund holders	$—	$103,014	$48	$—	$103,062
Insurance contract liabilities	$—	$122,066	$8,534	$(8,677)	$121,923
Investment contract liabilities	$—	$3,164	$—	$—	$3,164
Total other general fund liabilities	$4,636	$21,801	$5,972	$(13,301)	$19,108

December 31, 2017
Invested assets	$23,382	$138,145	$6,531	$(21,919)	$146,139
Total other general fund assets	$7,530	$21,437	$17,152	$(29,538)	$16,581
Investments for account of segregated fund holders	$—	$106,341	$51	$—	$106,392
Insurance contract liabilities	$—	$118,003	$8,234	$(8,452)	$117,785
Investment contract liabilities	$—	$3,082	$—	$—	$3,082
Total other general fund liabilities	$8,591	$21,558	$12,822	$(24,089)	$18,882